Themes Humanoid Robotics ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary Products - 11.7%
Ecovacs Robotics Co. Ltd. - Class A	297,000	$ 2,221,350
Tesla, Inc. (a)	7,657	3,220,534
XPeng, Inc. - Class A (a)	307,978	1,988,957
		7,430,841

Industrial Products - 67.7% (b)
Clobot Co. Ltd. (a)	20,304	410,850
CMES Robotics, Inc. (a)	15,828	201,158
CSG Smart Science&Technology Co. Ltd. - Class A	712,600	1,454,522
EFORT Intelligent Robot Co. Ltd. - Class A (a)	1,097,188	3,298,646
Estun Automation Co. Ltd. - Class A (a)	545,200	2,999,428
Guangdong Topstar Technology Co. Ltd. - Class A	129,600	787,486
Hirata Corp.	50,900	938,204
Hyulim ROBOT Co. Ltd. (a)	281,052	1,494,784
Leader Harmonious Drive Systems Co. Ltd. - Class A	90,988	5,603,243
MDA Space Ltd. (a)	73,814	3,049,886
Nabtesco Corp.	50,300	1,590,407
Neuromeka Co. Ltd. (a)	65,467	1,593,046
Ningbo PIA Automation Holding Corp. - Class A	2,025,829	3,015,426
Palladyne AI Corp. (a)	412,141	2,505,817
Rainbow Robotics (a)	6,794	2,275,922
Richtech Robotics, Inc. - Class B (a)	1,332,890	2,812,398
Shanghai Kelai Mechatronics Engineering Co. Ltd. - Class A	389,700	999,893
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. - Class A	11,300	145,467
T-Robotics Co. Ltd. (a)	79,008	741,481
UBTech Robotics Corp. Ltd. - Class H (a)	193,876	2,541,226
Yijiahe Technology Co. Ltd. - Class A (a)	707,100	2,878,254
Yujin Robot Co. Ltd. (a)	166,676	1,602,964
		42,940,508

Media - 2.5%
Serve Robotics, Inc. (a)	237,530	1,562,947

Software & Technology Services - 2.2%
Kudan, Inc. (a)	124,500	1,415,025

Tech Hardware & Semiconductors - 15.7%
NVIDIA Corp.	14,400	2,881,296
Teradyne, Inc.	7,026	3,399,460
Zhejiang Hechuan Technology Corp. Ltd. - Class A (a)	602,570	3,680,922
		9,961,678
TOTAL COMMON STOCKS (Cost $62,362,941)		63,310,999

RIGHTS - 0.0% (c)	Shares	Value
Industrial Products - 0.0% (b)(c)
Neuromeka Co. Ltd., Expires 07/29/2026, Exercise Price $38,350.00 (a)(d)	15,321	0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.58% (e)	52,731	52,731

TOTAL MONEY MARKET FUNDS (Cost $52,731)		52,731

TOTAL INVESTMENTS - 99.9% (Cost $62,415,672)		63,363,730
Other Assets in Excess of Liabilities - 0.1%	0.00109	68,905
TOTAL NET ASSETS - 100.0%		$ 63,432,635

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Themes Humanoid Robotics ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 63,310,999	$ –	$ –	$ 63,310,999
Rights	–	–	0**	0 **
Money Market Funds	52,731	–	–	52,731
Total Investments	$ 63,363,730	$ –	$ –	$ 63,363,730

Refer to the Schedule of Investments for further disaggregation of investment categories. **Includes a position valued at zero.